Schedule II - Nature of Operations and Basis of Presentation (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Nature of Operations and Basis of Presentation [Line Items]
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation
Organization and Description of the Company
American Integrity Insurance Group, Inc., a Delaware corporation (the “Company”), was formed on January 15, 2025. American Integrity Insurance Group, LLC, a Texas limited liability company (“AIIG”), was formed in 2006. On May 7, 2025, the holders of all of the outstanding equity of AIIG, contributed all of their equity interests in AIIG to the Company (the “Corporate Contribution”), in exchange for 12,904,495 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), immediately prior to the Company’s initial public offering (the “IPO”). This is further described in the “
Initial Public Offering and Corporate Contribution
” section below. The operations of AIIG represent the predecessor to the Company prior to the IPO, and the consolidated and combined entities of the Company are described in more detail below. Information for any periods prior to May 7, 2025 relates to AIIG and its subsidiaries.
The Company and its wholly-owned subsidiaries are engaged in the property and casualty insurance business. The Company’s subsidiaries include American Integrity Insurance Company (f/k/a American Integrity Insurance Company of Florida) (“AIIC”), a property and casualty insurance company domiciled in the state of Florida; AIIG; American Integrity MGA, LLC (“AIMGA”), a Texas limited liability company operating as a managing general agency and functioning as a manager for the insurance subsidiary’s business; American Integrity Claims Services, LLC (“AICS”), a Texas limited liability company operating as a third-party administrator and providing insurance claims processing services; Pinnacle Insurance Consultants, LLC (“PIC”), a Nevada limited liability company operating as a licensed insurance agency in the state of Florida; and Pinnacle Analytics, LLC (“PA”), a Texas limited liability company performing limited reinsurance brokerage functions for the insurance subsidiary’s business. During 2023, the Company entered into an agreement with Artex SAC Limited (“Artex”), a Bermuda Licensed Segregated Accounts Company, to establish Catstyle Segregated Account (“Catstyle”). Catstyle is a segregated account controlled by the Company formed for the purpose of conducting reinsurance business.
The Company’s property and casualty insurance is currently offered in Florida, South Carolina, and Georgia.
Basis of Presentation and Principles of Consolidation
The Company has prepared the accompanying unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information, and the Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, these condensed consolidated financial statements do not include all the information and footnotes required for complete financial statements and should be read in conjunction with the audited condensed consolidated financial statements of AIIG and the accompanying notes thereto for the year ended December 31, 2024. In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation have been included in these condensed consolidated financial statements. The results for interim periods do not necessarily indicate the results that may be expected for any interim period or for the full year.
The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, as well as variable interest entities (“VIE”) in which the Company is determined to be the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.
Certain information and disclosures normally included in annual condensed consolidated financial statements presented in accordance with GAAP have been omitted pursuant to rules and regulations of the

SEC. Accordingly, investors should read these unaudited condensed consolidated financial statements and related notes in conjunction with AIIG’s audited condensed consolidated financial statements and related notes included in our prospectus, dated May 7, 2025 filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on May 8, 2025 in connection with the Company’s IPO.
The condensed consolidated financial statements for prior periods give effect to the Corporate Contribution discussed below, including the exchange of all 122,900 units of AIIG for an aggregate of 12,904,495 shares of Common Stock of the Company, which is equivalent to an overall exchange ratio of one-for-105.
All share and earnings per share amounts presented herein have been retroactively adjusted to give effect to the Corporate Contribution as if they occurred prior to all prior periods presented.
Initial Public Offering and Corporate Contribution
Immediately prior to the IPO, the owners of the equity interests of AIIG contributed all of their equity interests to the Company in exchange for an aggregate of 12,904,495 shares of Common Stock in the Corporate Contribution. On May 9, 2025, the Company completed its IPO of an aggregate of 6,875,000 shares of the Company’s Common Stock, at a price to the public of $16.00 per share, 6,250,000 of which shares were sold by the Company and 625,000 of which shares were sold by certain selling stockholders. The gross proceeds to the Company from the IPO were $100 million, and gross proceeds to the selling stockholders from the IPO were $10 million, before deducting underwriting discounts and commissions of $7 million. Pending their further use, the proceeds were invested in investment grade instruments. On May 13, 2025, the underwriters completed the exercise of their option to purchase an additional 1,031,250 additional shares of Common Stock from the selling stockholders resulting in an additional $16.5 million in gross proceeds to the selling stockholders, before deducting underwriting discounts and commissions. The Company did not receive any gross proceeds from the sales of shares of Common Stock by the selling stockholders.
In connection with the IPO, the Company issued a net amount of 417,470 shares of restricted stock to certain employees and consultants (the “Restricted Stock Grant”) after giving effect to the withholding of approximately 234,587 shares of Common Stock to satisfy the estimated tax withholding and remittance obligations (the “Restricted Stock Grant Net Settlement”). The Company incurred a one-time
share-based compensation expense of $10.4 million in connection with the Restricted Stock Grant, which was expensed in general and administrative expenses on the condensed consolidated Statements of operations and comprehensive income. The Company also paid $3.8 million for tax withheld on vesting of restricted stock in connection with the Restricted Stock Grant Net Settlement. The compensation expense for these awards was recognized in the second quarter of 2025.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. As a result, actual results could differ from those estimates. Management evaluates estimates on an ongoing basis when updated information related to such estimates becomes available. The most significant areas that require management judgment are the estimate of unpaid losses and loss adjustment expenses, evaluation of reinsurance recoverable, evaluation of ceding commission, and valuation of investments.

1.	Nature of Operations and Basis of Presentation
Organization and Description of the Company
American Integrity Insurance Group, LLC (“AIIG”, and together with its wholly-owned subsidiaries, the “Company”) was formed in 2006 as a Texas limited liability company. AIIG and its wholly-owned subsidiaries are engaged in the property and casualty insurance business. The Company’s subsidiaries include American Integrity Insurance Company (f/k/a American Integrity Insurance Company of Florida) (“AIIC”), a property and casualty insurance company domiciled in the state of Florida; American Integrity MGA, LLC (“AIMGA”), a Texas limited liability company operating as a managing general agency and functioning as a manager for the insurance subsidiary’s business; American Integrity Claims Services, LLC (“AICS”), a Texas limited liability company operating as a third-party administrator and providing insurance claims processing services; Pinnacle Insurance Consultants, LLC (“PIC”), a Nevada limited liability company operating as a licensed insurance agency in the state of Florida; and Pinnacle Analytics, LLC (“PA”), a Texas limited liability company performing limited reinsurance brokerage functions for the insurance subsidiary’s business. During 2023, the Company entered into an agreement with Artex SAC Limited (“Artex”), a Bermuda Licensed Segregated Accounts Company, to establish Catstyle Segregated Account (“Catstyle”). Catstyle is a segregated account controlled by the Company formed for the purpose of conducting reinsurance business.
The Company’s property and casualty insurance is currently offered in Florida, South Carolina, and Georgia.
Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the Accounting Standard Codification (“ASC”) and Accounting Standard Updates (“ASU”) included hereinafter refer to the Accounting Standards Codification and Updates issued by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. The consolidated financial statements include the accounts of AIIG and its wholly-owned subsidiaries.
All intercompany balances and transactions have been eliminated in consolidation.
Consolidation of Variable Interest Entities
For entities in which the Company has variable interests, the Company first evaluates whether the entity meets the definition of a variable interest entity (“VIE”) or a voting interest entity (“VOE”). If the entity is a VIE, the Company focuses on identifying whether it has the power to direct the activities that most significantly impact the VIE’s economic performance and whether it has the obligation to absorb losses or the right to receive benefits from the VIE. If the Company is the primary beneficiary of a VIE, the assets, liabilities, and results of operations of the variable interest entity will be included in the Company’s consolidated financial statements. If the entity is a VOE, the Company evaluates whether it has the power to control the VOE through a majority voting interest or through other arrangements.
Use of Estimates
The preparation of consolidated financial statements (hereinafter, “financial statements”) in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a result, actual results could differ from those estimates.

Management evaluates estimates on an ongoing basis when updated information related to such estimates becomes available. The most significant areas that require management judgment are the estimate of unpaid losses and loss adjustment expense
s, ev
aluation of reinsurance recoverable, and valuation of investments.

American Integrity Insurance Group, LLC [Member]
Nature of Operations and Basis of Presentation [Line Items]
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation
Organization and Description of the Company
American Integrity Insurance Group, LLC (“AIIG” or the “Parent Company”, and together with its wholly-owned subsidiaries, the “Company”) was formed in 2006 as a Texas limited liability company. AIIG and its wholly-owned subsidiaries are engaged in the property and casualty insurance business. The Company’s subsidiaries include American Integrity Insurance Company of Florida (“AIIC”), a property and casualty insurance company domiciled in the state of Florida; American Integrity MGA, LLC (“AIMGA”), a Texas limited liability company operating as a managing general agency and functioning as a manager for the insurance subsidiary’s business; American Integrity Claims Services, LLC (“AICS”), a Texas limited liability company operating as a third-party administrator and providing insurance claims processing services; Pinnacle Insurance Consultants, LLC (“PIC”), a Nevada limited liability company operating as a licensed insurance agency in the state of Florida; and Pinnacle Analytics, LLC (“PA”), a Texas limited liability company performing limited reinsurance brokerage functions. During 2023, AIIG entered into an agreement with Artex SAC Limited, a Bermuda Licensed Segregated Accounts Company, to establish a Catstyle Segregated Account (Catstyle). Catstyle is a segregated account controlled by AIIG.
The accompanying condensed financial statements included the activity of AIIG and the equity basis of its consolidated subsidiaries. Accordingly, these condensed financial statements have been presented for the Parent Company only. These condensed financial statements should be read in conjunction with the consolidated financial statements and related notes of AIIG and its subsidiaries included elsewhere in this proxy statement/prospectus.
The Parent Company generates revenues from earnings on investments and management fees. The management fees consist of monthly commission from its subsidiaries on the professional service rendered. The Parent Company also receives distributions of earnings from its subsidiaries. In applying the equity method to our consolidated subsidiaries, AIIG records the investment at cost and subsequently adjust for additional capital contributions, distributions and proportionate share of earnings or losses.